GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 11        -            GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by Geographic Area (as Percentage of Total Sales):

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	%	%	%

Taiwan, R.O.C.	45	44	45
USA	9	14	26
Korea	16	19	11
China	19	6	4
Other	11	17	14
Total	100	100	100

B.	Sales by Major Customers (as Percentage of Total Sales):

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	%	%	%

Customer A	34	31	36
Customer B	11	14	9
Customer C	11	8	5
Customer D	11	9	7
Customer E	10	1	-
Others	23	37	43
Total	100	100	100

C.	Assets by Location:

Substantially all fixed assets are located in Israel.